Schedule of Investments
(unaudited)
June 30, 2026
iShares
®
Biotechnology ETF
1
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Biotechnology — 87.8%
4D Molecular Therapeutics, Inc.
(a) (b)
......... 332,457 $ 4,421,678
Abivax SA , ADR, NVS
(a) (b)
............... 463,624 61,782,534
Absci Corp.
(a) (b)
...................... 952,404 11,038,362
AC Immune SA
(a) (b)
.................... 437,398 1,041,007
ACADIA Pharmaceuticals, Inc.
(b)
........... 1,208,513 30,575,379
ADC Therapeutics SA
(a) (b)
............... 675,942 723,258
ADMA Biologics, Inc.
(a) (b)
................ 1,615,488 13,521,635
Agios Pharmaceuticals, Inc.
(b)
............ 399,611 14,829,564
Alkermes plc
(b)
....................... 1,167,026 61,146,327
Allogene Therapeutics, Inc.
(a) (b)
............ 1,822,586 3,790,979
Alnylam Pharmaceuticals, Inc.
(b)
........... 950,904 286,250,631
Altimmune, Inc.
(a) (b)
.................... 1,309,263 3,980,160
Alvotech SA
(a) (b)
...................... 847,760 3,128,234
Amgen, Inc. ........................ 1,982,640 717,953,597
AnaptysBio, Inc.
(a) (b)
................... 195,548 13,199,490
Anavex Life Sciences Corp.
(a) (b)
........... 638,358 1,653,347
Annexon, Inc.
(a) (b)
..................... 1,019,959 5,823,966
Apogee Therapeutics, Inc.
(a) (b)
............ 407,895 54,139,903
Arbutus Biopharma Corp.
(a) (b)
............. 1,119,290 5,372,592
Arcturus Therapeutics Holdings, Inc.
(a) (b)
...... 185,674 1,247,729
Arcus Biosciences, Inc.
(b)
................ 599,428 18,480,365
Arcutis Biotherapeutics, Inc.
(b)
............ 790,785 20,734,383
Argenx SE , ADR
(a) (b)
................... 371,591 344,750,982
ArriVent Biopharma, Inc.
(a) (b)
.............. 232,897 8,090,842
Arrowhead Pharmaceuticals, Inc.
(a) (b)
........ 947,509 77,231,459
ARS Pharmaceuticals, Inc.
(a) (b)
............ 446,735 3,578,347
Ascendis Pharma A/S
(b)
................. 442,715 118,080,945
Aura Biosciences, Inc.
(a) (b)
............... 460,742 3,271,268
Aurinia Pharmaceuticals, Inc.
(b)
............ 809,313 13,734,042
Autolus Therapeutics plc , ADR
(a) (b)
.......... 1,443,879 2,310,206
Beam Therapeutics, Inc.
(a) (b)
.............. 671,409 23,042,757
BeOne Medicines Ltd. , ADR
(a) (b)
........... 570,080 162,455,698
Bicara Therapeutics, Inc.
(a) (b)
............. 267,737 7,949,112
Bicycle Therapeutics plc , ADR
(b)
........... 245,117 1,039,296
BioCryst Pharmaceuticals, Inc.
(a) (b)
......... 1,544,927 15,449,270
Biogen, Inc.
(b)
....................... 1,046,776 226,166,423
Biohaven Ltd.
(b)
...................... 899,614 13,386,256
BioMarin Pharmaceutical, Inc.
(b)
........... 1,362,733 77,975,582
BioNTech SE , ADR
(a) (b)
................. 653,903 60,845,674
Black Diamond Therapeutics, Inc.
(a) (b)
....... 350,746 648,880
BridgeBio Oncology Therapeutics, Inc. , Class
A
(a) (b)
........................... 309,224 2,356,287
Bridgebio Pharma, Inc.
(b)
................ 1,210,592 90,164,892
C4 Therapeutics, Inc.
(a) (b)
................ 714,827 3,338,242
Cabaletta Bio, Inc.
(a) (b)
.................. 1,017,853 3,165,523
Candel Therapeutics, Inc.
(a) (b)
............. 414,792 4,272,358
CareDx, Inc.
(b)
....................... 332,455 9,474,968
Caribou Biosciences, Inc.
(a) (b)
............. 635,178 1,117,913
Caris Life Sciences, Inc.
(a) (b)
.............. 878,112 15,647,956
Cellectis SA , ADR, NVS
(a) (b)
.............. 225,444 676,332
CG oncology, Inc.
(a) (b)
.................. 411,629 29,246,240
Cogent Biosciences, Inc.
(a) (b)
............. 1,053,504 40,770,605
Compass Pathways plc , ADR
(a) (b)
.......... 772,943 10,937,143
Corvus Pharmaceuticals, Inc.
(a) (b)
.......... 450,333 6,727,975
CRISPR Therapeutics AG
(a) (b)
............. 641,284 34,975,629
Cullinan Therapeutics, Inc.
(a) (b)
............ 322,273 5,868,591
Cytokinetics, Inc.
(a) (b)
................... 853,211 72,685,045
CytomX Therapeutics, Inc.
(a) (b)
............ 1,190,921 4,465,954
Denali Therapeutics, Inc.
(a) (b)
............. 1,065,266 27,398,642
Design Therapeutics, Inc.
(a) (b)
............. 268,519 3,885,470
Disc Medicine, Inc.
(b)
................... 198,261 14,500,810
Dyne Therapeutics, Inc.
(a) (b)
.............. 945,279 20,994,647
Editas Medicine, Inc.
(a) (b)
................ 777,383 2,518,721
Security
Shares
Shares Value
Biotechnology (continued)
Emergent BioSolutions, Inc.
(a) (b)
........... 347,161 $ 2,909,209
Enanta Pharmaceuticals, Inc.
(a) (b)
.......... 196,741 2,868,484
Entrada Therapeutics, Inc.
(a) (b)
............ 152,460 1,122,106
Erasca, Inc.
(a) (b)
...................... 1,338,957 24,529,692
Exelixis, Inc.
(b)
....................... 1,744,085 94,895,665
Foghorn Therapeutics, Inc.
(a) (b)
............ 224,118 1,093,696
Genmab A/S , ADR
(a) (b)
.................. 3,739,805 102,732,443
Geron Corp.
(a) (b)
...................... 4,473,169 5,725,656
Gilead Sciences, Inc. .................. 4,967,142 627,548,720
Gossamer Bio, Inc.
(a) (b)
................. 1,516,816 249,668
GRAIL, Inc.
(a) (b)
...................... 283,887 19,380,966
Halozyme Therapeutics, Inc.
(a) (b)
........... 840,575 65,791,805
Humacyte, Inc.
(b)
..................... 1,455,549 1,135,910
Ideaya Biosciences, Inc.
(a) (b)
.............. 594,907 22,172,184
Immuneering Corp. , Class A
(a) (b)
........... 391,628 1,954,224
ImmunityBio, Inc.
(a) (b)
................... 2,693,444 23,581,102
Immunocore Holdings plc , ADR
(a) (b)
......... 302,418 9,601,772
Immunovant, Inc.
(a) (b)
................... 579,747 22,337,652
Immutep Ltd. , ADR
(a) (b)
................. 741,167 308,993
Incyte Corp.
(a) (b)
...................... 1,417,299 160,665,015
Inhibrx Biosciences, Inc.
(a) (b)
.............. 77,425 7,336,019
Insmed, Inc.
(a) (b)
...................... 1,537,229 163,899,356
Intellia Therapeutics, Inc.
(a) (b)
............. 948,535 16,049,212
Ionis Pharmaceuticals, Inc.
(a) (b)
............ 1,160,506 92,016,521
Iovance Biotherapeutics, Inc.
(a) (b)
........... 2,766,006 11,506,585
Ironwood Pharmaceuticals, Inc. , Class A
(b)
.... 1,128,201 4,749,726
Janux Therapeutics, Inc.
(b)
............... 407,892 6,265,221
Jyong Biotech Ltd.
(a) (b)
.................. 207,359 429,233
Keros Therapeutics, Inc.
(a) (b)
.............. 129,844 1,389,331
Kodiak Sciences, Inc.
(a) (b)
................ 414,778 16,159,751
Krystal Biotech, Inc.
(a) (b)
................. 184,205 68,463,472
Kura Oncology, Inc.
(a) (b)
................. 612,453 6,718,609
Kymera Therapeutics, Inc.
(a) (b)
............ 509,344 58,406,476
Kyverna Therapeutics, Inc.
(a) (b)
............ 268,991 2,396,710
Lakefront Biotherapeutics NV , ADR
(a) (b)
...... 295,640 8,863,287
Larimar Therapeutics, Inc.
(a) (b)
............. 374,397 1,141,911
Legend Biotech Corp. , ADR
(a) (b)
........... 1,063,696 30,719,540
Lexeo Therapeutics, Inc.
(a) (b)
.............. 439,603 2,046,352
Lineage Cell Therapeutics, Inc.
(a) (b)
......... 1,335,864 1,749,982
Lyell Immunopharma, Inc.
(a) (b)
............. 54,641 767,706
Madrigal Pharmaceuticals, Inc.
(a) (b)
......... 155,346 83,413,035
MannKind Corp.
(a) (b)
................... 2,099,458 8,943,691
MeiraGTx Holdings plc
(b)
................ 499,849 6,752,960
Mesoblast Ltd. , ADR
(a) (b)
................ 500,585 6,772,915
Mineralys Therapeutics, Inc.
(a) (b)
........... 435,778 11,757,290
Mirum Pharmaceuticals, Inc.
(a) (b)
........... 355,124 41,574,367
Moderna, Inc.
(a) (b)
..................... 2,598,572 181,977,997
Monte Rosa Therapeutics, Inc.
(a) (b)
......... 419,178 10,144,108
Myriad Genetics, Inc.
(a) (b)
................ 630,395 3,599,555
Natera, Inc.
(b)
....................... 976,654 265,112,728
Neurocrine Biosciences, Inc.
(b)
............ 707,371 119,216,772
Neurogene, Inc.
(a) (b)
................... 89,318 2,809,051
Newamsterdam Pharma Co. NV
(a) (b)
........ 572,060 19,387,113
NovaBridge Biosciences , ADR
(a) (b)
.......... 597,571 1,165,263
Novavax, Inc.
(a) (b)
..................... 1,122,316 10,572,217
Nurix Therapeutics, Inc.
(a) (b)
.............. 702,545 17,043,742
Nuvalent, Inc. , Class A
(b)
................ 373,905 46,177,268
Olema Pharmaceuticals, Inc.
(a) (b)
........... 503,534 6,299,210
ORIC Pharmaceuticals, Inc.
(a) (b)
........... 435,224 4,713,476
Oruka Therapeutics, Inc.
(a) (b)
.............. 362,978 34,544,616
PepGen, Inc.
(b)
...................... 453,209 815,776
Perspective Therapeutics, Inc.
(a) (b)
.......... 642,897 2,192,279
Praxis Precision Medicines, Inc.
(a) (b)
......... 186,952 62,589,660
Precigen, Inc.
(a) (b)
..................... 1,128,552 6,432,746
Prime Medicine, Inc.
(a) (b)
................ 677,031 2,498,244

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Biotechnology ETF
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Protagonist Therapeutics, Inc.
(b)
........... 436,876 $ 53,552,260
Prothena Corp. plc
(b)
................... 322,222 3,154,553
PTC Therapeutics, Inc.
(a) (b)
............... 573,811 46,805,763
Pyxis Oncology, Inc.
(a) (b)
................. 378,600 1,139,586
Recursion Pharmaceuticals, Inc. , Class A
(a) (b)
.. 3,372,061 12,375,464
Regeneron Pharmaceuticals, Inc. .......... 721,687 450,000,712
REGENXBIO, Inc.
(a) (b)
.................. 339,699 4,069,594
Relay Therapeutics, Inc.
(a) (b)
.............. 1,170,728 21,904,321
Replimune Group, Inc.
(a) (b)
............... 543,437 6,015,848
Revolution Medicines, Inc.
(b)
.............. 1,361,624 255,004,943
Rhythm Pharmaceuticals, Inc.
(a) (b)
.......... 475,230 52,764,787
Rigel Pharmaceuticals, Inc.
(a) (b)
............ 127,480 4,987,018
Rocket Pharmaceuticals, Inc.
(a) (b)
.......... 738,042 2,524,104
Roivant Sciences Ltd.
(b)
................. 3,692,660 130,683,237
Sagimet Biosciences, Inc. , Class A
(a) (b)
....... 417,648 3,228,419
Sana Biotechnology, Inc.
(a) (b)
............. 1,289,922 4,501,828
Sarepta Therapeutics, Inc.
(a) (b)
............ 726,420 13,053,767
Savara, Inc.
(a) (b)
...................... 760,250 4,683,140
Scholar Rock Holding Corp.
(a) (b)
........... 690,654 37,985,970
Silence Therapeutics plc , ADR
(a) (b)
.......... 187,717 2,061,133
Sionna Therapeutics, Inc.
(a) (b)
............. 187,633 8,253,976
Solid Biosciences, Inc.
(a) (b)
............... 557,361 5,568,036
Spyre Therapeutics, Inc.
(a) (b)
.............. 553,414 49,132,095
Stoke Therapeutics, Inc.
(a) (b)
.............. 353,622 11,570,512
Summit Therapeutics, Inc.
(a) (b)
............. 965,912 14,073,338
Syndax Pharmaceuticals, Inc.
(a) (b)
.......... 577,650 12,627,429
Tango Therapeutics, Inc.
(a) (b)
.............. 852,512 26,649,525
Taysha Gene Therapies, Inc.
(a) (b)
........... 1,705,117 11,611,847
Tectonic Therapeutic, Inc.
(a) (b)
............. 67,253 2,311,822
Tenaya Therapeutics, Inc.
(a) (b)
............. 1,506,178 1,113,216
Travere Therapeutics, Inc.
(a) (b)
............ 647,121 36,762,944
Twist Bioscience Corp.
(a) (b)
............... 426,754 43,904,452
Tyra Biosciences, Inc.
(a) (b)
............... 317,813 10,150,947
Ultragenyx Pharmaceutical, Inc.
(a) (b)
......... 641,996 21,436,246
uniQure NV
(a) (b)
...................... 403,355 18,578,531
United Therapeutics Corp.
(b)
.............. 293,840 159,211,327
Upstream Bio, Inc.
(a) (b)
.................. 258,810 1,790,965
UroGen Pharma Ltd.
(a) (b)
................ 275,232 10,128,538
Vanda Pharmaceuticals, Inc.
(a) (b)
........... 406,722 2,489,139
Vaxcyte, Inc.
(a) (b)
...................... 1,010,939 58,765,884
Vera Therapeutics, Inc. , Class A
(b)
.......... 418,831 17,972,038
Veracyte, Inc.
(a) (b)
..................... 557,141 32,720,891
Vericel Corp.
(b)
....................... 361,743 16,093,946
Vertex Pharmaceuticals, Inc.
(b)
............ 1,492,004 741,123,147
Vir Biotechnology, Inc.
(a) (b)
............... 959,088 9,773,107
Voyager Therapeutics, Inc.
(b)
............. 352,045 1,232,158
Xencor, Inc.
(a) (b)
...................... 498,083 8,019,136
Xenon Pharmaceuticals, Inc.
(b)
............ 649,653 39,213,055
Zai Lab Ltd. , ADR
(a) (b)
.................. 640,158 12,163,002
Zenas Biopharma, Inc.
(a) (b)
............... 226,796 5,756,082
Zymeworks, Inc.
(b)
.................... 505,800 13,221,612
8,062,133,533
Health Care Equipment & Supplies — 0.1%
Novocure Ltd.
(b)
...................... 742,391 11,247,224
Health Care Providers & Services — 0.1%
(b)
Castle Biosciences, Inc. ................ 210,447 5,019,161
Fulgent Genetics, Inc.
(a)
................ 130,268 2,673,099
OPKO Health, Inc.
(a)
................... 2,689,300 4,033,950
11,726,210
Life Sciences Tools & Services — 7.6%
10X Genomics, Inc. , Class A
(a) (b)
........... 807,696 30,967,065
AbCellera Biologics, Inc.
(a) (b)
.............. 1,673,524 13,137,163
Adaptive Biotechnologies Corp.
(a) (b)
......... 1,106,165 23,727,239
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
Alpha Teknova, Inc.
(a) (b)
................. 77,975 $ 442,898
Bio-Techne Corp.
(a)
.................... 1,116,981 78,914,708
Bruker Corp.
(a)
....................... 795,779 47,889,980
Charles River Laboratories International, Inc.
(a) (b)
340,797 77,289,352
Codexis, Inc.
(a) (b)
..................... 599,869 1,355,704
Cytek Biosciences, Inc.
(a) (b)
.............. 841,977 3,729,958
Fortrea Holdings, Inc.
(a) (b)
................ 670,514 11,666,944
Ginkgo Bioworks Holdings, Inc. , Class A
(a) (b)
... 359,961 3,567,214
Illumina, Inc.
(a) (b)
...................... 1,079,266 189,767,341
Maravai LifeSciences Holdings, Inc. , Class A
(b)
. 748,968 4,673,560
Medpace Holdings, Inc.
(b)
............... 164,752 87,251,012
OmniAb, Inc.
(a) (b)
..................... 836,759 2,058,427
OmniAb, Inc., 12.50 Earnout Shares
(b) (c)
...... 46,839 —
OmniAb, Inc., 15.00 Earnout Shares
(b) (c)
...... 46,839 —
Pacific Biosciences of California, Inc.
(a) (b)
..... 2,017,662 3,389,672
Personalis, Inc.
(a) (b)
.................... 441,720 5,919,048
Quanterix Corp.
(a) (b)
................... 283,368 1,224,150
Quantum-Si, Inc. , Class A
(a) (b)
............. 1,210,393 1,071,198
Repligen Corp.
(a) (b)
.................... 382,117 52,136,043
Standard BioTools, Inc.
(a) (b)
............... 2,676,535 2,201,985
Stevanato Group SpA
(a)
................ 355,780 6,428,945
Tempus AI, Inc. , Class A
(a) (b)
.............. 756,478 43,822,771
692,632,377
Pharmaceuticals — 4.2%
(b)
Aardvark Therapeutics, Inc.
(a)
............. 90,054 518,711
Aclaris Therapeutics, Inc. ............... 786,275 4,159,395
Alto Neuroscience, Inc.
(a)
................ 223,833 5,906,953
Alumis, Inc.
(a)
....................... 600,335 16,893,427
Amylyx Pharmaceuticals, Inc.
(a)
........... 665,371 11,950,063
Arvinas, Inc. ........................ 387,625 3,221,164
AtaiBeckley, Inc.
(a)
.................... 2,095,138 11,041,377
Atea Pharmaceuticals, Inc.
(a)
............. 442,528 2,057,755
Axsome Therapeutics, Inc. .............. 308,338 75,471,892
BioAge Labs, Inc. .................... 225,685 5,531,539
Contineum Therapeutics, Inc. , Class A
(a)
..... 207,313 3,397,860
Crinetics Pharmaceuticals, Inc. ........... 699,491 26,174,953
Definium Therapeutics, Inc.
(a)
............. 751,180 35,335,507
Edgewise Therapeutics, Inc. ............. 561,913 22,830,525
Enliven Therapeutics, Inc. ............... 396,097 20,101,923
Fulcrum Therapeutics, Inc. .............. 402,232 1,472,169
GH Research plc
(a)
.................... 349,512 9,394,883
LENZ Therapeutics, Inc.
(a)
............... 195,033 1,107,787
Maze Therapeutics, Inc.
(a)
............... 245,303 7,319,842
MBX Biosciences, Inc.
(a)
................ 209,965 11,590,068
Neumora Therapeutics, Inc. .............. 549,257 933,737
Nuvation Bio, Inc. , Class A
(a)
............. 1,761,632 10,006,070
Pharvaris NV
(a)
...................... 209,472 7,243,542
Phathom Pharmaceuticals, Inc.
(a)
.......... 405,613 4,400,901
Rapport Therapeutics, Inc.
(a)
............. 202,730 8,447,759
Septerna, Inc.
(a)
...................... 194,665 6,519,331
Structure Therapeutics, Inc. , ADR
(a)
......... 418,591 22,465,779
Tarsus Pharmaceuticals, Inc. ............. 289,087 18,195,136
Theravance Biopharma, Inc.
(a)
............ 343,983 5,847,711
Third Harmonic Bio, Inc.
(c)
............... 134,478 1
Trevi Therapeutics, Inc.
(a)
............... 665,039 12,402,977
WaVe Life Sciences Ltd. ................ 1,204,591 6,998,674
Zevra Therapeutics, Inc.
(a)
............... 415,998 5,965,411
384,904,822
Total Common Stocks — 99 .8%
(Cost: $ 10,626,620,805 ) ............................ 9,162,644,166

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Biotechnology ETF
3
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Preferred Stocks
Biotechnology — 0.1%
Grifols SA .......................... 1,570,259 $ 11,117,434
Total Preferred Stocks — 0 .1%
(Cost: $ 13,683,982 ) ............................... 11,117,434
Rights
Biotechnology — 0.0%
(b)
Akero Therapeutics, Inc., CVR
(a) (c)
......... 515,954 335,370
Akouos, Inc., CVR
(a) (c)
................. 157,087 2
Arcellx, Inc., CVR .................... 335,814 23,507
Cargo Therapeutics, Inc., CVR
(a) (c)
......... 198,104 2
Cartesian Therapeutics, Inc.
(a) (c)
........... 7,496 1,874
Contra Chinook Therape, CVR
(c)
.......... 320,962 54,563
Fusion Pharmaceuticals, Inc., CVR
(a)
....... 1,880 1,034
416,352
Total Rights — 0.0%
(Cost: $ 361,009 ) ................................. 416,352
Total Long-Term Investments — 99.9%
(Cost: $ 10,640,665,796 ) ............................ 9,174,177,952
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 11.7%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(f)
................... 1,042,984,014 $ 1,043,296,909
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.62% .................... 34,262,763 34,262,763
Total Short-Term Securities — 11 .7%
(Cost: $ 1,077,176,408 ) ............................ 1,077,559,672
Total Investments — 111 .6%
(Cost: $ 11,717,842,204 ) ............................ 10,251,737,624
Liabilities in Excess of Other Assets — (11.6) % ............ (1,069,153,786)
Net Assets — 100.0% ...............................
$ 9,182,583,838
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/26
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
Shares
Held at
06/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 760,618,778 $ 282,581,490
(a)
$ — $ 24,553 $ 72,088 $ 1,043,296,909 1,042,984,014 $ 901,018
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 12,996,156 21,267,560
(a)
— (953) — 34,262,763 34,262,763 102,330 —
$ 23,600 $ 72,088 $ 1,077,559,672 $ 1,003,348 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Biotechnology ETF
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ........................................... 24 09/18/26 $ 3,878 $ 214,122
Russell 2000 E-Mini Index .................................................... 17 09/18/26 2,589 34,013
$ 248,135
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 9,162,644,165 $ — $ 1 $ 9,162,644,166
Preferred Securities ....................................... 11,117,434 — — 11,117,434
Rights ................................................ — 24,541 391,811 416,352
Short-Term Securities
Money Market Funds ...................................... 1,077,559,672 — — 1,077,559,672
$ 10,251,321,271 $ 24,541 $ 391,812 $ 10,251,737,624
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 248,135 $ — $ — $ 248,135
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipts
CVR Contingent Value Rights
NVS Non-Voting Shares